TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of taxes on income [Abstract]
Schedule of Weighted Combination of Applicable Rates
The tax benefits available under Approved Enterprise or Privileged Enterprise relate only to taxable income attributable to the specific Approved Enterprise or Privileged Enterprise, and the Company's effective tax rate will be the result of a weighted combination of the applicable rates.

Tax Exemption Period	Reduced Tax Period	Rate of Reduced Tax	Percent of Foreign Ownership
2 years	5 years	25%	0-25%
2 years	8 years	25%	25-49%
2 years	8 years	20%	49-74%
2 years	8 years	15%	74-90%
2 years	8 years	10%	90-100%

Schedule of Current Taxes on Income	Current taxes on income
	Year ended December 31,
	2017	2016	2015
	In thousands
Current taxes	$129	$362	$-
Taxes in respect of prior years	140	1,360	-

	$269	$1,722	$-